UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 – June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK, N.A.

ALIBABA GROUP HOLDING LTD.

Ticker Symbol:BABA	Cusip Number:01609W102
Record Date: 8/4/2021	Meeting Date: 9/17/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-1.3	Election of Directors	For	Issuer	For	With
2	Ratify the appointment of PriceWaterhouseCoopers as accountant for the fiscal year ending March 31,2022	For	Issuer	For	With

ALPHABET, INC.

Ticker Symbol:GOOGL	Cusip Number:02079K305
Record Date: 4/6/2022	Meeting Date: 5/31/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Proposal regarding a report on concealment clauses.	Against	Stockholder	Against	With
11	Proposal regarding equal shareholder voting.	Against	Stockholder	Against	With
12	Proposal regarding a report on government takedown requests.	Against	Stockholder	Against	With
13	Proposal regarding a human rights assessment of data center siting.	Against	Stockholder	Against	With
14	Proposal regarding a report on data collection, privacy, and security.	Against	Stockholder	Against	With
15	Proposal regarding algorithm disclosures.	Against	Stockholder	Against	With
16	Proposal regarding misinformation and disinformation.	Against	Stockholder	Against	With
17	Proposal regarding a report on external costs of disinformation.	Against	Stockholder	Against	With
18	Proposal regarding a report on board diversity.	Against	Stockholder	Against	With
19	Proposal regarding the establishment of an environmental sustainability board committee.	Against	Stockholder	Against	With
1a.-j.	Election of ten directors.	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	Issuer	For	With
20	Proposal regarding a policy on non-management employee representative director.	Against	Stockholder	Against	With
21	Proposal regarding a report on policies regarding military and militarized policing agencies.	Against	Stockholder	Against	With
3	Amendment of Alphabet's 2021 Stock Plan to increase the share reserve by 4 million shares of Class C capital stock.	For	Issuer	For	With
4	The amendment of Alphabet's Amended & Restated Certificate of Incorporation to increase the number of authorized shares.	For	Issuer	For	With
5	Proposal regarding a lobbying report.	Against	Stockholder	Against	With
6	Proposal regarding a Climate Lobbying report.	Against	Stockholder	Against	With
7	Proposal regarding a report on physical risks of Climate Change.	Against	Stockholder	Against	With
8	Proposal regarding a report on water management risks.	Against	Stockholder	Against	With
9	Proposal regarding a racial equity audit.	Against	Stockholder	Against	With

ANHEUSER-BUSCH INBEV SA

Ticker Symbol:BUD	Cusip Number:03524A108
Record Date: 4/13/2022	Meeting Date: 4/27/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Special report by the Board of Directors on the authorized capital drawn up in accordance with Article 7:199.	For	Issuer	For	With
10

Remuneration policy drafted in accordance with Article 7:89/1 of the Belgian Code of Companies and Associations. The 2021 annual report containing the remuneration policy is available on the Company's website.

		For	Issuer	For	With
11	Approving the remuneration report for the financial year 2021.	For	Issuer	For	With
12

Resolution without prejudice to other delegations of powers to the extent applicable, granting powers to Jan Vandermeersch, Global Legal Director Corporate, with power to substitute, to proceed to (i) the signing of restated articles of association and their filings with the clerk's office of the Enterprise Court of Brussels as a result of the approval of the resolutions referred to in item 1 above and (ii) any other filings and publication formalities in relation to the above resolutions.

		For	Issuer	For	With
5	Approval of the statutory annual accounts proposed resolution: approving the statutory annual accounts related to the accounting year ended December 31, 2021.	For	Issuer	For	With
6	Discharge to the Directors Proposed resolution: granting discharge to the directors for the performance of their duties during the year ended December 31, 2021.	For	Issuer	For	With
7	Discharge to the statutory auditor Proposed resolution: Discharge to the statutory auditor for the performance of his duties during the year ended December 31, 2021.	For	Issuer	For	With
8A.-D.	Election of Director Nominees.	For	Issuer	For	With
9	Appointment of statutory auditor and remuneration Proposed resolution: renewing upon recommendation of the Audit.	For	Issuer	For	With

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/3/2022	Meeting Date: 3/4/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Report on Concealment Clauses.	Against	Stockholder	Against	With
1a.-i.	Election of nine nominees to the Board of Directors.	For	Issuer	For	With
2	Ratification & appointment of Ernst & Young LLP as independent public accounting firm for fiscal 2022.	For	Issuer	For	With
3	Advisory vote to approve executive compensation.	For	Issuer	For	With
4	Approval of Apple 2022 Employee Stock Plan.	For	Issuer	For	With
5	Reincorporate with Deeper Purpose.	Against	Stockholder	Against	With
6	Transparency Reports.	Against	Stockholder	Against	With
7	Report on Forced Labor.	Against	Stockholder	Against	With
8	Pay Equity.	Against	Stockholder	Against	With
9	Civil Rights Audit.	Against	Stockholder	Against	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/1/2022	Meeting Date: 4/26/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a.-n.	Election of Director Nominees.	For	Issuer	For	With
2	Approving executive compensation (an advisory, non-binding "Say -on-Pay" resolution).	For	Issuer	For	With
3	Ratify the appointment of independent registered public accounting firm for 2022.	For	Issuer	For	With
4	Ratify the Delaware Exclusive Forum Provision in our Bylaws.	For	Issuer	For	With
5	Proposal requesting civil rights & non-discrimination audit.	Against	Stockholder	Against	With
6	Proposal requesting adoption of policy to cease financing new fossil fuel supplies.	Against	Stockholder	Against	With
7	Proposal requesting a report on charitable donations.	Against	Stockholder	Against	With

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK.B	Cusip Number:084670702
Record Date: 4/30/2022	Meeting Date: 3/2/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.01-.15	Election of Director Nominees.	For	Issuer	For	With
2	Adoption of a policy requiring that the Board Chairman be an Independent Director.	Against	Stockholder	Against	With
3	Proposal regarding publishing an annual assessment addressing how the Corporation manages climate risk.	Against	Stockholder	Against	With
4	Proposal regarding how the Corporation intends to measure, disclose and reduce greenhouse gas emissions.	Against	Stockholder	Against	With
5	Proposal regarding the reporting of the Corporation's diversity, equity and inclusion efforts.	Against	Stockholder	Against	With

CVS HEALTH CORPORATION

Ticker Symbol:CVS	Cusip Number:126650100
Record Date: 3/14/2022	Meeting Date: 5/11/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-K.	Election of Director nominees.	For	Issuer	For	With
2	Ratification of the appointment of our independent public accounting firm for 2022.	For	Issuer	For	With
3	Say on Pay, a proposal to approve on an advisory basis, the Company's executive compensation.	For	Issuer	For	With
4	Proposal to reduce the ownership threshold to request a special stockholder meeting.	Against	Stockholder	Against	With
5	Proposal regarding our Independent Board Chair.	Against	Stockholder	Against	With
6	Proposal on civil rights & non-discrimination audit focused on "non-diverse" employees.	Against	Stockholder	Against	With
7	Proposal requesting paid sick leave for all employees.	Against	Stockholder	Against	With
8	Proposal regarding a report on the public health costs of our food business to diversified portfolios.	Against	Stockholder	Against	With

ESTEE LAUDER COMPANIES INC.

Ticker Symbol:EL	Cusip Number:518439104
Record Date: 9/13/2021	Meeting Date: 11/12/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a.-d.	Election of four Director Nominees.	For	Issuer	For	With
2	Ratification & appointment of PricewaterhouseCoopers LLP as independent auditors for the 2022 fiscal year.	For	Issuer	For	With
3	Advisory vote to approve executive compensation.	For	Issuer	For	With

INTEL CORPORATION

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/18/2022	Meeting Date: 5/12/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-J.	Election of Director nominees.	For	Issuer	For	With
2	Ratification of selection of Ernst & Young LLP as independent public accounting firm for 2022.	For	Issuer	For	With
3	Advisory vote to approve executive compensation of our listed officers.	For	Issuer	For	With
4	Approval of amendment & restatement of the 2006 Equity Incentive Plan.	For	Issuer	For	With
5	Proposal requesting an amendment to the company's stockholder special meeting right, if properly presented at the meeting.	Against	Stockholder	Against	With
6	Proposal requesting a third-party audit & report on whether written policies or unwritten norms at the company reinforce racism in company culture, if properly presented at the meeting.	Against	Stockholder	Against	With

LOCKHEED MARTIN CORPORATION

Ticker Symbol:LMT	Cusip Number:539830109
Record Date: 2/25/2022	Meeting Date: 4/21/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-M.	Election of Director nominees.	For	Issuer	For	With
2	Ratification & appointment of Ernst & Young as Independent Auditors for 2022.	For	Issuer	For	With
3	Advisory vote to approve the compensation of our named Executive Officers (Say-on-Pay).	For	Issuer	For	With
4	Proposal to reduce threshold for Calling Special Stockholder meetings.	Against	Stockholder	Against	With
5	Proposal to issue a Human Rights Impact Assessment Report.	Against	Stockholder	Against	With

MASTERCARD INC.

Ticker Symbol:MA	Cusip Number:57636Q104
Record Date: 4/22/2022	Meeting Date: 6/21/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a.-m.	Election of Director nominees.	For	Issuer	For	With
2	Advisory approval of Mastercard's executive compensation.	For	Issuer	For	With
3	Ratification & appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2022.	For	Issuer	For	With
4	Approval of an amendment to Mastercard's Certificate of Incorporation to enable adoption of a stockholders' right to call special meetings of stockholders.	For	Issuer	For	With
5	The right to call special meetings of stockholders	Against	Stockholder	Against	With
6	Requesting Board approval of Political Contributions.	Against	Stockholder	Against	With
7	Charitable donations disclosure.	Against	Stockholder	Against	With
8	Report on "ghost guns".	Against	Stockholder	Against	With

MERCK & CO.

Ticker Symbol:MRK	Cusip Number:58933Y105
Record Date: 3/7/2022	Meeting Date: 5/24/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-N.	Election of Director Nominees.	For	Issuer	For	With
2	Non-binding advisory vote to approve the compensation of our named executive officers.	For	Issuer	For	With
3	Ratification of the appointment of the Company's independent registered public accounting firm for 2022.	For	Issuer	For	With
4	Proposal regarding an Independent Board Chairman.	Against	Stockholder	Against	With
5	Proposal regarding access to COVID-19 products.	Against	Stockholder	Against	With
6	Proposal regarding lobbying expenditure disclosure.	Against	Issuer	Against	With

META PLATFORMS, INC.

Ticker Symbol:FB	Cusip Number:30303M102
Record Date: 4/1/2022	Meeting Date: 5/25/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.01-.09	Election of Director Nominees.	For	Issuer	For	With
10	Proposal regarding human rights impact assessment.	Against	Stockholder	Against	With
11	Proposal regarding child sexual exploitation online.	Against	Stockholder	Against	With
12	Proposal regarding civil rights & non-discrimination audit.	Against	Stockholder	Against	With
13	Proposal regarding a report on lobbying.	Against	Stockholder	Against	With
14	Proposal regarding assessment of audit & risk oversight committee.	Against	Stockholder	Against	With
15	Proposal regarding report on charitable donations.	Against	Stockholder	Against	With
2	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2022.	For	Issuer	For	With
3	To approve, on a non-binding advisory basis, the compensation program for Meta Platform's, Inc's named Executive Officers as disclosed in Meta Platforms, Inc.'s proxy statement.	For	Issuer	For	With
4	Proposal regarding dual class capital structure.	Against	Stockholder	Against	With
5	Proposal regarding an Independent Chairman.	Against	Stockholder	Against	With
6	Proposal regarding concealment clauses.	Against	Stockholder	Against	With
7	Proposal regarding a report on external costs of misinformation.	Against	Stockholder	Against	With
8	Proposal regarding report on community standards enforcement.	Against	Stockholder	Against	With
9	Proposal regarding report & advisory vote on the metaverse.	Against	Stockholder	Against	With

NIKE, INC.

Ticker Symbol:NKE	Cusip Number:654106103
Record Date: 8/6/2021	Meeting Date: 10/6/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a.-c.	Elect nominees for Board of Directors.	For	Issuer	For	With
2	Approve executive compensation by an advisory vote.	For	Issuer	For	With
3	Ratify the appointment of PriceWaterhouseCoopers as independent registerd public accounting firm.	For	Issuer	For	With
4	Political contributions disclosure, if properly presented at meeting.	Against	Stockholder	Against	With
5	Human Rights impact assessment, if properly presented at meeting.	Against	Stockholder	Against	With
6	Supplemental Pay Equity disclosure, if properly presented at meeting.	Against	Stockholder	Against	With
7	Diversity & inclusion efforts reporting, if properly presented at meeting.	Against	Stockholder	Against	With
8	To transact such other business as may come before the meeting.	For	Issuer	For	With

RAYTHEON TECHNOLOGIES

Ticker Symbol:RTN	Cusip Number:75513E101
Record Date: 3/1/2022	Meeting Date: 4/25/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-M.	Election of Director nominees	For	Issuer	For	With
2	Advisory vote approve executive compensation	For	Issuer	For	With
3	Appoint PricewaterhouseCoopers LLP to serve as auditor	For	Issuer	For	With
4	Approve an amendment to the restated Certificate of incorporation to reduce the voting threshold required to repeal article 9th	For	Issuer	For	With

T. ROWE PRICE GROUP, INC.

Ticker Symbol:TROW	Cusip Number:74144T108
Record Date: 3/1/2022	Meeting Date: 5/10/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-M.	Nomination of Directors.	For	Issuer	For	With
2	To approve by non-binding advisory vote, the compensation paid by the Company to its Named Executive Officers.	For	Issuer	For	With
3	Ratification of the appointment of KPMG LLP as independent registered public accounting firm for 2022.	For	Issuer	For	With

TAIWAN SEMICONDUCTOR MFG. CO. LTD.

Ticker Symbol:TSM	Cusip Number:874039100
Record Date: 4/9/2022	Meeting Date: 6/8/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To accept 2021 Business report & financial statements.	For	Issuer	For	With
2	To revise the Articles of Incorporation.	For	Issuer	For	With
3	To revise the Procedures for Acquisition or Disposal of Assests.	For	Issuer	For	With
4	To approve the issuance of employee restricted stock awards for 2022.	For	Issuer	For	With

THE HERSHEY COMPANY

Ticker Symbol:HSY	Cusip Number:427866108
Record Date: 3/18/2022	Meeting Date: 5/17/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.01-12.	Election of Director Nominees.	For	Issuer	For	With
2	Ratify the appointment of Ernst & Young LLP as independent auditors for 2022.	For	Issuer	For	With
3	Approve named executive officer compensation on a non-binding advisory basis.	For	Issuer	For	With
4	Proposal entitled "End Child Labor in Cocoa Production."	Against	Stockholder	Against	With

THE WALT DISNEY COMPANY

Ticker Symbol:DIS	Cusip Number:254687106
Record Date: 1/12/2021	Meeting Date: 3/9/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-K.	Voting for Director Nominees.	For	Issuer	For	With
2	Ratification & Appointment of PricewaterhouseCoopers LLP as independent public accounting firm for fiscal 2022.	For	Issuer	For	With
3	Consideration of an advisory vote to approve Executive Compensation.	For	Issuer	For	With
4	If properly presented at the meeting, requesting an annual report disclosing information regarding Lobbying Policies & Activities.	Against	Stockholder	Against	With
5	If properly presented at the meeting, requesting amendment of the Company's governing documents to lower the stock ownership threshold to call a special meeting.	Against	Stockholder	Against	With
6	If properly presented at the meeting, requesting a diligence report evaluating Human Rights Impacts.	Against	Stockholder	Against	With
7	If properly presented at the meeting, requesting a report on both median & adjusted pay gaps across race & gender.	Against	Stockholder	Against	With
8	If properly presented at the meeting, requesting a workplace non-discrimination audit & report.	Against	Stockholder	Against	With

TJX COMPANIES, INC.

Ticker Symbol:TJX	Cusip Number:872540109
Record Date: 4/8/2022	Meeting Date: 6/7/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a.-k.	Election of Director nominees.	For	Issuer	For	With
2	Ratification of appointment of PricewaterhouseCoopers as independent registered public accounting firm for fiscal 2022.	For	Issuer	For	With
3	Approval of Stock Incentive Plan (2022 Restatement).	For	Issuer	For	With
4	Advisory approval of TJX's executive compensation (the Say-on-Pay vote).	For	Issuer	For	With
5	Proposal for a report on effectiveness of social compliance efforts in TJX's supply chain.	Against	Stockholder	Against	With
6	Proposal for a report on risk to TJX from supplier misclassification of supplier's employees.	Against	Stockholder	Against	With
7	Proposal for a report on risk due to restrictions on reproductive rights.	Against	Stockholder	Against	With
8	Proposal to adopt a paid sick leave policy for all Associates.	Against	Stockholder	Against	With

TYSON FOODS, INC.

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/8/2021	Meeting Date: 2/10/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-M.	Election of Director nominees.	For	Issuer	For	With
2	Ratify the selection of PricewaterhouseCoopers LLP as the independent registered accounting firm for the fiscal year ending October 1, 2022.	For	Issuer	For	With
3	Shareholder proposal to request a report on sustainable packaging efforts.	Against	Stockholder	Against	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:      August 22, 2022